Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments
	December 31, 2022			December 31, 2021
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	110	132	2	113	39	2
- Interest currency swap	1	144	2	30	7	2
- Outright	3	12	2	3	11	2
	114	288		146	57
Derivatives on interest rate
- Interest rate swap	137	58	2	13	43	2
	137	58		13	43
Derivatives on commodities
- Over the counter	9,571	8,663	2	12,152	12,060	2
- Future	6,886	5,764	1	7,158	5,498	1
- Options		2	1
- Other		80	2	1	55	2
	16,457	14,509		19,311	17,613
	16,708	14,855		19,470	17,713
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter				7	735	2
- Future	339	192	1	193	1,672	1
	339	192		200	2,407
Derivatives on interest rate
- Interest rate swap	21		2		3	2
	21				3
	360	192		200	2,410
Options
- Other options		144	3		62	3
		144			62
Gross amount	17,068	15,191		19,670	20,185
Offsetting	(5,863)	(5,863)		(7,159)	(7,159)
Net amount	11,205	9,328		12,511	13,026
Of which:
- current	11,076	9,042		12,460	12,911
- non-current	129	286		51	115

Schedule of hedging derivative instruments

Hedging derivative instruments are disclosed below:

	December 31, 2022			December 31, 2021
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	83	(4)		(461)	(2,016)	(46)
- Future	1,350	(3,912)	275	(364)	534	(5)
- Other		9
	1,433	(3,907)	275	(825)	(1,482)	(51)
Derivatives on interest rate
- Interest rate swap	127	24		84	3
	127	24		84	3
	1,560	(3,883)	275	(741)	(1,479)	(51)

Schedule of breakdown of underlying asset or liability under cash flow hedge

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2022			December 31, 2021
(€ million)	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	4,059	(499)	(4,666)	86	(1,272)	(215)
	4,059	(499)	(4,666)	86	(1,272)	(215)
Derivatives on interest rate
- hedged flows	(15)	16	(11)	(3)	3
	(15)	16	(11)	(3)	3
	4,044	(483)	(4,677)	83	(1,269)	(215)

Schedule of effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2022	2021	2020
Net income (loss) on cash flow hedging derivatives	275	(51)	(1)
Net income (loss) on other derivatives	(2,011)	954	(765)
	(1,736)	903	(766)

Schedule of effects recognized in finance income (loss)
(€ million)	2022	2021	2020
Derivatives on exchange rate	(70)	(322)	391
Derivatives on interest rate	81	16	(40)
Options	2
	13	(306)	351